CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2020	Mar. 31, 2019
Ordinary shares- par value	$ 0.000003125	$ 0.000003125
Ordinary shares- shares authorized	32,000,000,000	32,000,000,000
Ordinary shares, shares issued	21,491,994,944	20,696,476,576
Ordinary shares, shares outstanding	21,491,994,944	20,696,476,576